Regulatory Matters and Capital Adequacy (Details Textuals) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters And Capital Adequacy [Abstract]
Restricted net assets of subsidiaries	$ 11.0
Retained Earnings Available For Payment Of Dividends	3.6	4.6
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	1.9	1.4
American Express Bank, FSB [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	$ 2.1	$ 1.8